UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21962

Epiphany Funds
(Exact name of registrant as specified in charter)

306 West 7th Street      Suite 616    Fort Worth, TX  76102
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road    Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  817.529.0444____

Date of fiscal year end:  10/31/2008

Date of reporting period: 07/31/2008

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - (84.04%)

AEROSPACE & DEFENSE - (1.59%)
United Technologies Corp.	350	$ 22,393

BANKS - (6.30%)
Bank of New York Mellon Corp.	1,039	36,884
BB&T Corp.	1,851	51,865
		88,749

COMPUTERS - (5.13%)
Apple, Inc. *	300	47,685
Hewlett-Packard Co.	550	24,640
		72,325
COSMETICS & TOILETRIES - (5.46%)
Colgate-Palmolive Co.	550	40,848
Procter & Gamble Co.	550	36,014
		76,862

FOOD - (9.97%)
Hormel Foods Corp.	1,200	43,404
Kellogg Co.	840	44,570
SYSCO Corp.	1,850	52,466
		140,440

HEALTHCARE PRODUCTS - (2.94%)
Zimmer Holdings, Inc. *	600	41,346

INSURANCE - (3.63%)
American International Group, Inc.	1,230	32,041
MetLife, Inc.	375	19,039
		51,080

INTERNET - (1.68%)
Google, Inc. *	50	23,688

IRON & STEEL - (2.03%)
Nucor Corp.	500	28,610

MACHINERY - (3.51%)
Caterpillar, Inc.	560	38,931
Deere & Co.	150	10,524
		49,455

MINING - (1.86%)
Alcoa, Inc.	345	11,644
Freeport-McMoRan Copper & Gold, Inc.	150	14,513
		26,157

MISCELLANEOUS MANUFACTURING - (6.35%)
3M Co.	600	42,234
Teleflex, Inc.	770	47,216
		89,450

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - (84.04%) (Continued)

MULTIMEDIA - (3.98%)
McGraw-Hill Cos., Inc.	1,380	$ 56,125

OIL & GAS SERVICES - (5.87%)
ConocoPhillips	245	19,997
Exxon Mobil Corp.	780	62,735
		82,732

PACKAGING & CONTAINERS - (1.78%)
Packaging Corp. of America	980	25,010

PHARMACEUTICALS - (2.72%)
Abbott Laboratories	681	38,368

RETAIL - (6.49%)
Costco Wholesale Corp.	200	12,536
CVS Caremark Corp.	660	24,090
Lowe's Cos., Inc.	2,694	54,742
		91,368

SEMICONDUCTORS - (3.70%)
Linear Technology Corp.	1,680	52,164

TELECOMMUNICATIONS - (3.04%)
CenturyTel, Inc.	560	20,826
Corning, Inc.	1,100	22,011
		42,837

TOOLS - (3.14%)
Lincoln Electric Holdings, Inc.	550	44,193

UTILITIES - (2.87%)
Exelon Corp.	255	20,048
Public Service Enterprise Group, Inc.	489	20,440
		40,488

TOTAL COMMON STOCK (Cost $1,289,785)		1,183,840

SHORT-TERM INVESTMENTS - (13.39%)
Huntington National Bank Money Market IV, 1.45% ** (Cost $188,630)	188,630	188,630

TOTAL INVESTMENTS (Cost $1,478,415) - 97.43%		$ 1,372,470

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.57%		36,240

NET ASSETS - 100%		$ 1,408,710

* Non-Income producing security.
** Rate shown represents the rate at July 31, 2008, is subject to change and resets daily.

The Epiphany Faith and Family Values 100 Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of July 31, 2008 were as follows:

Cost of investments for tax purposes		$ 1,480,690
Unrealized Appreciation (Depreciation):
Gross Appreciation		24,761
Gross Depreciation		(132,981)
Net Unrealized Depreciation		$ (108,220)

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) _Epiphany Funds

By:	/s/ Samuel J. Saladino, III
Name:	Samuel J. Saladino, III
Title:	Principal Executive Officer
Date:	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel J. Saladino, III
Name:	Samuel J. Saladino, III
Title:	Principal Executive Officer
Date:	September 22, 2008

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	September 22, 2008